RESTRUCTURING, ACQUISITION AND OTHER	12 Months Ended
Dec. 31, 2017
Restructuring, Acquisition, And Other [Abstract]
RESTRUCTURING, ACQUISITION AND OTHER
RESTRUCTURING, ACQUISITION AND OTHER

During the year ended December 31, 2017, we incurred $152 million (2016 - $644 million) in restructuring, acquisition and other expenses. These expenses in 2017 primarily consisted of severance costs associated with the targeted restructuring of our employee base and certain contract termination costs. In 2016, in addition to the $484 million impairment of assets and related onerous contract charges (see note 7), these expenses primarily consisted of severance costs associated with the targeted restructuring of our employee base and costs related to the wind-down of and changes to certain businesses. In 2017, the impairment of assets and related onerous contract charges (see note 7) has been reported within restructuring, acquisition and other compared to a separate classification in the Consolidated Statements of Income in 2016.